Portfolio of investments—May 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 11.38%
FHLMC	5.00%	2-1-2056	$6,106,350	$6,010,579
FHLMC	5.00	5-1-2056	2,513,781	2,474,355
FHLMC	6.50	7-1-2055	4,143,261	4,320,629
FHLMC	6.50	9-1-2055	1,307,081	1,358,223
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	4.48	5-25-2044	149,361	149,287
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	149,574	174,956
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.89	7-25-2043	35,909	35,025
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	4.21	10-25-2043	354,882	326,613
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.75	4-1-2032	7,919	8,041
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.93	4-1-2038	44,929	46,112
FHLMC Series 2597 Class AE	5.50	4-15-2033	1,549	1,555
FNMA	5.00	10-1-2039	4,044,529	4,067,950
FNMA	5.00	6-1-2055	1,471,425	1,448,557
FNMA%%	5.50	7-13-2056	1,750,000	1,755,058
FNMA	6.00	3-1-2033	12,175	12,440
FNMA	6.00	5-1-2055	10,762,845	10,996,515
FNMA%%	6.00	6-11-2056	2,285,000	2,333,145
FNMA	6.50	8-1-2031	53,838	55,944
FNMA	6.50	11-1-2054	4,378,289	4,549,597
FNMA	6.50	9-1-2055	1,379,866	1,433,856
FNMA%%	6.50	6-11-2056	905,000	940,680
FNMA (1 Year Treasury Constant Maturity+1.27%)±	4.90	8-1-2034	9,446	9,425
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.09	11-1-2031	9,793	9,974
FNMA (1 Year Treasury Constant Maturity+2.30%)±	6.11	8-1-2036	182,906	189,979
FNMA (RFUCCT1Y+1.77%)±	6.33	7-1-2044	138,338	142,791
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	7,702	8,390
FNMA Series 2002-T12 Class A4	9.50	5-25-2042	231,420	243,554
FNMA Series 2003-W11 Class A1±±	6.90	6-25-2033	2,866	2,899
FNMA Series 2003-W6 Class 6A±±	4.81	8-25-2042	118,310	119,024
FNMA Series 2003-W6 Class PT4±±	8.01	10-25-2042	21,073	22,567
FNMA Series 2005-84 Class MB	5.75	10-25-2035	28,402	28,987
FNMA Series 2006-W1 Class 2AF2 (30 Day Average U.S. SOFR+0.30%)±	3.92	2-25-2046	504,017	499,501
GNMA	5.00	11-20-2054	2,939,823	2,907,083
GNMA	5.50	6-20-2054	6,787,556	6,853,481
GNMA	5.50	8-20-2054	4,424,488	4,462,878
GNMA	5.50	10-20-2055	16,522,478	16,641,742
GNMA%%	5.50	6-22-2056	1,015,000	1,021,260
GNMA	6.00	8-20-2054	3,980,458	4,076,081
GNMA	6.00	5-20-2056	8,505,000	8,677,998
GNMA Series 2005-27 Class PA	4.50	4-20-2035	6,327	6,309
Total agency securities (Cost $88,206,772)				88,423,040
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 1

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 12.34%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50%	10-25-2038	$515,620	$536,258
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	3,500,000	3,505,540
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80	11-13-2028	866,832	867,151
Aqua Finance Issuer Trust Series 2026-A Class A144A	4.76	4-17-2051	544,577	540,187
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	534,364	488,058
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±	4.89	10-17-2042	450,000	449,300
BHG Owner Loan Trust Series 2026-1CON Class B144A♦	5.87	7-17-2037	2,500,000	2,499,442
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	62,925	62,752
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	1,335,000	1,315,808
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2144A	5.05	3-15-2029	984,204	986,173
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	2,183,500	2,200,924
Cajun Global LLC Series 2025-2A Class A2144A	5.91	11-20-2055	965,000	953,893
Camber Credit Auto Trust Series 2026-1A Class A144A	5.63	12-15-2031	1,626,042	1,618,575
CenterSquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	2,840,000	2,764,694
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	115,074	114,734
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	723,978	728,015
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	915,000	936,989
Cogent IPv4 LLC Series 2025-1A Class A2144A	6.65	4-25-2055	1,535,000	1,552,541
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	389,611	373,278
ContiMortgage Home Equity Loan Trust Series 1996-2 Class IOƒ±±	0.00	7-15-2027	316,433	2,702
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	2,760,000	2,715,638
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	4.86	9-25-2033	56,234	56,226
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	816,405	832,748
FIGRE Trust Series 2025-HE1 Class C144A±±	6.03	1-25-2055	1,384,860	1,395,562
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	1,835,000	1,822,231
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	2,235,000	2,213,854
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	305,350	311,394
FREED Mortgage Trust Series 2022-HE1 Class A144A±±	7.00	10-25-2037	759,439	775,695
FS Rialto Issuer LLC Series 2025-FL10 Class AS (U.S. SOFR 1 Month+1.59%)144A±	5.21	8-19-2042	3,000,000	3,000,067
FS Rialto Issuer LLC Series 2026-FL11 Class AS (U.S. SOFR 1 Month+1.65%)144A±	5.26	1-19-2044	1,435,000	1,434,945
FS Rialto Issuer Ltd. Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	5.54	11-16-2036	2,000,000	1,998,002
Gracie Point International Funding LLC Series 2025-1A Class A (30 Day Average U.S. SOFR+1.50%)144A±	5.15	8-15-2028	1,545,000	1,546,138
Harley-Davidson Motorcycle Trust Series 2023-B Class A3	5.69	8-15-2028	425,659	428,151
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	2,454,000	2,530,352
Hyundai Auto Receivables Trust Series 2024-A Class B	5.14	1-15-2031	2,500,000	2,531,999
Imprint Payments Credit Card Master Trust Series 2025-A Class A144A	4.84	9-15-2029	2,900,000	2,888,402
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	1,137,816	1,152,740
See accompanying notes to portfolio of investments
2 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97%	10-15-2029	$1,567,893	$1,569,421
Lendmark Funding Trust Series 2024-2A Class A144A	4.47	2-21-2034	3,000,000	2,985,076
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	3,468,135	3,486,114
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	4.82	10-16-2036	44,427	44,431
Mission Lane Credit Card Master Trust Series 2024-B Class A144A	5.88	1-15-2030	3,720,000	3,731,376
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	2,078,179	1,865,216
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	2,158,200	2,187,531
NMEF Funding LLC Series 2026-A Class A3144A	4.20	2-15-2034	2,641,000	2,619,731
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	111,411	111,538
OneMain Financial Issuance Trust Series 2023-2A Class A2 (30 Day Average U.S. SOFR+1.50%)144A±	5.14	9-15-2036	200,000	201,337
OWN Equipment Fund III LLC Series 2025-2M Class A144A	5.42	3-27-2034	1,784,891	1,781,303
Pagaya AI Debt Grantor Trust Series 2025-6 Class B144A	4.88	4-15-2033	979,910	975,998
Pagaya AI Debt Grantor Trust Series 2025-7 Class B144A	5.06	5-15-2033	3,769,328	3,759,230
Pagaya AI Debt Grantor Trust Series 2026-1 Class A2144A	4.74	9-15-2033	1,890,000	1,887,789
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	1,640,472	1,640,086
Prodigy Finance DAC Series 2021-1A Class A (U.S. SOFR 1 Month+1.36%)144A±	4.95	7-25-2051	436,466	435,436
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	788,744	793,017
RR 5 Ltd. Series 2018-5A Class A1R (U.S. SOFR 3 Month+1.50%)144A±	5.17	7-15-2039	2,500,000	2,500,000
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	1,523,854	1,516,320
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	4.62	12-17-2068	1,120,265	1,108,432
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	4.28	5-26-2055	394,258	389,545
Sotheby’s ArtFi Master Trust Series 2026-1A Class B144A	4.90	6-20-2033	345,000	343,396
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	318,124	299,593
Starwood LLC Series 2025-SIF5A Class A (U.S. SOFR 3 Month+1.55%)144A±	5.22	4-15-2037	2,625,000	2,624,887
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29	10-20-2048	929,929	920,989
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	1,221,400	1,197,746
TierPoint Issuer LLC Series 2025-1A Class A2144A	6.15	4-26-2055	2,200,000	2,209,792
Truist Bank Auto Credit-Linked Notes Series 2025-1 Class B144A	4.73	9-26-2033	2,093,019	2,090,202
Vital Care Issuer LLC Series 2025-1A Class A2144A	6.74	1-30-2056	453,862	454,902
Total asset-backed securities (Cost $96,129,781)				95,861,592
Corporate bonds and notes: 32.41%
Basic materials: 1.20%
Chemicals: 0.91%
Chemours Co.144A	5.75	11-15-2028	1,064,000	1,062,097
Ecolab, Inc.	4.60	6-15-2029	2,000,000	2,008,848
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 3

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Chemicals(continued)
LYB International Finance III LLC	5.13%	1-15-2031	$905,000	$906,868
Syensqo Finance America LLC144A	5.65	6-4-2029	3,000,000	3,067,894
				7,045,707
Mining: 0.29%
Glencore Funding LLC144A	4.90	7-1-2031	2,270,000	2,271,216
Communications: 1.59%
Internet: 0.38%
Meta Platforms, Inc.	4.55	5-15-2031	3,000,000	2,989,450
Media: 0.76%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	1,503,000	1,546,421
Discovery Communications LLC	3.63	5-15-2030	2,000,000	1,798,988
News Corp.144A	3.88	5-15-2029	2,620,000	2,540,374
				5,885,783
Telecommunications: 0.45%
Frontier California, Inc. Series F	6.75	5-15-2027	1,975,000	2,021,906
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	1,456,800	1,462,749
				3,484,655
Consumer, cyclical: 2.76%
Airlines: 0.73%
Alaska Airlines Pass-Through Trust Series 2020-1 Class A144A	4.80	8-15-2027	1,692,372	1,695,731
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	2,537,841	2,502,382
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	1,450,000	1,451,230
				5,649,343
Auto manufacturers: 1.29%
Ford Motor Credit Co. LLC	5.13	11-5-2026	4,000,000	4,010,299
Ford Motor Credit Co. LLC	5.42	4-9-2031	1,425,000	1,420,510
Hyundai Capital America144A	5.65	6-26-2026	1,080,000	1,081,061
Volkswagen Group of America Finance LLC144A	4.90	8-14-2026	3,495,000	3,497,711
				10,009,581
Lodging: 0.23%
Las Vegas Sands Corp.	5.30	5-15-2031	1,750,000	1,751,207
Retail: 0.19%
Advance Auto Parts, Inc.	5.95	3-9-2028	1,500,000	1,517,951
Toys/games/hobbies: 0.32%
Mattel, Inc.144A	5.88	12-15-2027	2,485,000	2,485,089
See accompanying notes to portfolio of investments
4 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 3.70%
Beverages: 0.49%
Maple Parent Holdings Corp.144A	4.75%	3-26-2029	$1,930,000	$1,929,603
Molson Coors Beverage Co.	4.90	7-8-2031	1,875,000	1,881,264
				3,810,867
Biotechnology: 0.20%
Gilead Sciences, Inc.	4.40	5-20-2029	1,540,000	1,540,329
Commercial services: 1.41%
Ashtead Capital, Inc.144A	4.00	5-1-2028	1,600,000	1,580,208
ERAC USA Finance LLC144A	4.50	10-30-2029	2,475,000	2,465,304
Global Payments, Inc.	4.55	3-15-2028	2,470,000	2,463,259
Global Payments, Inc.	4.88	11-15-2030	2,775,000	2,731,046
Mobility Global, Inc.144A	5.05	6-15-2029	1,725,000	1,733,193
				10,973,010
Food: 0.44%
Mars, Inc.144A	4.60	3-1-2028	3,400,000	3,416,598
Healthcare-products: 0.61%
Abbott Laboratories	3.70	3-9-2029	2,000,000	1,966,606
Thermo Fisher Scientific, Inc.	4.22	2-12-2031	2,800,000	2,759,569
				4,726,175
Healthcare-services: 0.38%
Molina Healthcare, Inc.144A	4.38	6-15-2028	3,000,000	2,956,244
Pharmaceuticals: 0.17%
AdaptHealth LLC144A	4.63	8-1-2029	1,400,000	1,351,166
Energy: 0.72%
Oil & gas: 0.32%
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	2,500,000	2,510,040
Pipelines: 0.40%
Kinetik Holdings LP144A	6.63	12-15-2028	3,000,000	3,063,477
Financial: 15.65%
Banks: 5.40%
Bank of America Corp. (U.S. SOFR+0.83%)±	4.98	1-24-2029	3,000,000	3,023,600
Bank of America Corp. (U.S. SOFR+1.00%)±	5.16	1-24-2031	2,000,000	2,033,767
Depository Trust Co.144A	4.30	3-27-2029	2,260,000	2,253,461
Goldman Sachs Group, Inc. (U.S. SOFR+0.91%)±	1.95	10-21-2027	3,000,000	2,972,235
Goldman Sachs Group, Inc. (U.S. SOFR+0.96%)±	4.52	1-21-2032	1,640,000	1,614,688
Goldman Sachs Group, Inc. (U.S. SOFR 3 Month+1.56%)±	4.22	5-1-2029	3,725,000	3,697,995
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	3,175,000	3,205,490
JPMorgan Chase & Co. (U.S. SOFR+1.33%)±	6.07	10-22-2027	3,000,000	3,021,387
Morgan Stanley (U.S. SOFR+1.11%)±	5.23	1-15-2031	1,795,000	1,821,869
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	1,500,000	1,513,731
Morgan Stanley (U.S. SOFR+1.38%)±	4.99	4-12-2029	4,265,000	4,297,146
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 5

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Morgan Stanley (U.S. SOFR+1.73%)±	5.12%	2-1-2029	$2,035,000	$2,053,061
U.S. Bancorp (U.S. SOFR+1.30%)±	5.08	5-15-2031	1,600,000	1,622,329
U.S. Bank NA (U.S. SOFR+0.67%)±	4.54	5-20-2029	1,985,000	1,985,676
Wells Fargo & Co. (U.S. SOFR+1.37%)±	4.97	4-23-2029	3,820,000	3,848,859
Wells Fargo & Co. (U.S. SOFR+1.51%)±	3.53	3-24-2028	3,000,000	2,979,251
				41,944,545
Diversified financial services: 3.51%
Ares Finance Co. II LLC144A	3.25	6-15-2030	1,045,000	977,655
Atlas Warehouse Lending Co. LP144A	4.63	11-15-2028	2,000,000	1,975,284
Blackstone Holdings Finance Co. LLC144A	5.90	11-3-2027	2,145,000	2,181,390
Capital One Financial Corp. (U.S. SOFR+1.15%)±	4.72	1-30-2032	2,945,000	2,910,253
Citadel Finance LLC144A	4.75	2-14-2029	3,000,000	2,949,464
Citadel Securities Global Holdings LLC144A	5.13	1-27-2032	2,000,000	1,973,102
Equitable America Global Funding144A	4.95	6-9-2030	2,235,000	2,239,735
Jane Street Group/JSG Finance, Inc.144A	4.50	11-15-2029	1,300,000	1,269,303
Jefferies Financial Group, Inc.	5.13	4-28-2031	1,780,000	1,759,499
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	1,865,000	1,961,864
LSEG U.S. Fin Corp.144A	4.25	3-23-2029	1,870,000	1,854,505
Sumisho Air Lease Corp.144A	4.40	3-24-2028	2,030,000	2,019,838
TPG Operating Group II LP	4.88	5-15-2031	2,110,000	2,087,129
Western Union Co.	4.75	6-15-2029	1,130,000	1,122,075
				27,281,096
Insurance: 3.81%
Athene Global Funding	0.37	9-10-2026	677,000	783,283
Athene Global Funding144A	2.72	1-7-2029	1,150,000	1,085,037
Corebridge Global Funding144A	4.25	8-21-2028	1,790,000	1,776,903
Corebridge Global Funding144A	4.55	1-9-2031	1,085,000	1,068,925
Corebridge Global Funding144A	4.80	5-29-2029	1,200,000	1,201,253
Equitable Holdings, Inc.144A	4.57	2-15-2029	860,000	851,709
Guardian Life Global Funding144A	5.55	10-28-2027	2,815,000	2,863,238
Lincoln Financial Global Funding144A	4.63	8-18-2030	3,320,000	3,286,284
Lincoln Financial Global Funding144A	4.95	5-21-2031	520,000	518,718
New York Life Global Funding144A	4.20	4-20-2029	2,000,000	1,986,636
Northwestern Mutual Global Funding144A	4.90	6-12-2028	3,000,000	3,028,085
PartnerRe Finance B LLC	3.70	7-2-2029	1,616,000	1,568,806
Pricoa Global Funding I144A	5.00	5-27-2031	2,365,000	2,388,198
Protective Life Corp.144A	4.70	1-15-2031	1,130,000	1,115,847
RGA Global Funding144A	5.10	5-26-2031	1,110,000	1,114,990
RGA Global Funding144A	5.45	5-24-2029	3,000,000	3,060,559
SiriusPoint Ltd.	7.00	4-5-2029	1,806,000	1,894,481
				29,592,952
Investment Companies: 0.99%
Ares Capital Corp. BDC	5.10	1-15-2031	1,000,000	972,330
Ares Capital Corp. BDC	5.88	3-1-2029	740,000	747,915
Blackstone Private Credit Fund BDC	5.95	5-15-2031	1,040,000	1,026,633
See accompanying notes to portfolio of investments
6 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Investment Companies(continued)
Blue Owl Capital Corp. BDC	5.95%	3-15-2029	$1,260,000	$1,260,471
Golub Capital Private Credit Fund BDC144A	5.60	4-15-2031	1,840,000	1,773,710
MSD Investment Corp. BDC	6.25	5-31-2030	1,950,000	1,928,698
				7,709,757
REITs: 1.94%
American Tower Trust #1144A	5.49	3-15-2028	990,000	998,712
Brandywine Operating Partnership LP	8.30	3-15-2028	1,140,000	1,182,754
Crown Castle, Inc.	4.90	9-1-2029	3,000,000	3,017,575
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.25	2-1-2027	1,515,000	1,502,275
Piedmont Operating Partnership LP	9.25	7-20-2028	980,000	1,067,286
SBA Tower Trust144A	6.60	1-15-2028	2,525,000	2,555,902
Tanger Properties LP	3.13	9-1-2026	3,109,000	3,100,432
WEA Finance LLC144A	2.88	1-15-2027	1,612,000	1,595,914
				15,020,850
Industrial: 1.89%
Aerospace/defense: 0.37%
Honeywell Aerospace, Inc.144A	4.00	3-16-2029	2,895,000	2,861,274
Electrical components & equipment: 0.47%
Molex Electronic Technologies LLC144A	4.75	4-30-2028	3,630,000	3,642,351
Engineering & construction: 0.24%
Jacobs Solutions, Inc.	4.75	3-3-2031	1,870,000	1,849,419
Machinery-construction & mining: 0.26%
Caterpillar Financial Services Corp. Series L	4.30	5-15-2029	2,000,000	1,999,716
Machinery-diversified: 0.17%
Weir Group, Inc.144A	5.35	5-6-2030	1,300,000	1,316,039
Transportation: 0.38%
TTX Co.144A	5.50	9-25-2026	3,000,000	3,009,357
Technology: 2.18%
Computers: 0.58%
Hewlett Packard Enterprise Co.	4.50	3-23-2028	1,090,000	1,089,811
Kyndryl Holdings, Inc.	2.05	10-15-2026	3,465,000	3,433,086
				4,522,897
Semiconductors: 0.78%
Entegris, Inc.144A	4.75	4-15-2029	3,000,000	2,980,290
Foundry JV Holdco LLC144A	5.50	1-25-2031	3,000,000	3,073,743
				6,054,033
Software: 0.82%
Fair Isaac Corp.144A	4.00	6-15-2028	1,250,000	1,223,720
Fidelity National Information Services, Inc.	4.45	3-10-2028	1,870,000	1,865,328
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 7

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Software(continued)
Oracle Corp.	4.45%	9-26-2030		$1,350,000	$1,308,907
Oracle Corp.	4.55	2-4-2029		2,000,000	1,980,019
					6,377,974
Utilities: 2.72%
Electric: 2.72%
Alliant Energy Finance LLC144A	5.40	6-6-2027		2,665,000	2,689,072
Duke Energy Corp.	3.10	6-15-2028		925,000	1,077,795
Emera U.S. Finance LP	3.55	6-15-2026		1,485,000	1,484,558
Evergy Missouri West, Inc.144A	4.70	5-21-2029		1,420,000	1,423,383
ITC Holdings Corp.144A	4.88	4-15-2031		2,000,000	1,993,865
Jersey Central Power & Light Co.144A	4.60	1-15-2030		1,505,000	1,501,868
Niagara Mohawk Power Corp.144A	4.65	10-3-2030		1,875,000	1,865,174
PacifiCorp	4.25	3-15-2029		1,300,000	1,286,981
PacifiCorp	5.10	4-15-2031		1,810,000	1,828,639
Southern California Edison Co.	5.15	6-1-2029		1,945,000	1,964,848
Vistra Operations Co. LLC144A	4.30	10-15-2028		1,225,000	1,209,639
Vistra Operations Co. LLC144A	5.00	7-31-2027		2,840,000	2,838,221
					21,164,043
Total corporate bonds and notes (Cost $251,086,798)					251,784,191
Foreign corporate bonds and notes: 0.73%
Basic materials: 0.05%
Chemicals: 0.05%
INEOS Finance PLC	6.63	5-15-2028	EUR	327,000	384,676
Communications: 0.20%
Media: 0.20%
Ziggo BV	2.88	1-15-2030	EUR	1,410,000	1,557,377
Consumer, cyclical: 0.19%
Auto manufacturers: 0.05%
RCI Banque SA	3.88	9-30-2030	EUR	339,000	399,895
Auto parts & equipment: 0.06%
Valeo SE	5.88	4-12-2029	EUR	400,000	492,148
Leisure time: 0.08%
TUI AG	5.88	3-15-2029	EUR	500,000	594,081
Consumer, non-cyclical: 0.09%
Commercial services: 0.06%
Verisure Holding AB	5.50	5-15-2030	EUR	369,000	443,349
Food: 0.03%
Market Bidco Finco PLC	5.50	11-4-2027	GBP	200,000	268,119
See accompanying notes to portfolio of investments
8 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Financial: 0.06%
Real estate: 0.06%
Aroundtown SA	3.25%	1-2-2031	EUR	400,000	$450,654
Industrial: 0.14%
Building materials: 0.14%
Heidelberg Materials Finance Luxembourg SA	3.00	7-10-2030	EUR	902,000	1,040,762
Total foreign corporate bonds and notes (Cost $5,498,787)					5,631,061
Foreign government bonds: 2.49%
Australia: 0.32%
Australia	1.50	6-21-2031	AUD	2,350,000	1,460,617
Australia	2.25	5-21-2028	AUD	1,485,000	1,021,982
					2,482,599
Belgium: 0.12%
Kingdom of Belgium144A	1.00	6-22-2031	EUR	885,000	942,200
Brazil: 0.25%
Brazil	10.00	1-1-2031	BRL	11,000,000	1,907,978
Chile: 0.05%
Republic of Chile144A	4.70	9-1-2030	CLP	380,000,000	419,908
Colombia: 0.26%
Colombia TES	5.75	11-3-2027	COP	8,300,000,000	2,023,068
Czech Republic: 0.12%
Czech Republic	5.00	9-30-2030	CZK	19,590,000	970,704
France: 0.24%
French Republic144A	2.70	2-25-2031	EUR	1,585,000	1,829,117
Germany: 0.19%
Bundesobligation	2.50	4-16-2031	EUR	845,000	979,734
Bundesschatzanweisungen	2.50	6-14-2028	EUR	400,000	466,265
					1,445,999
Italy: 0.12%
Italy	2.20	2-28-2028	EUR	815,000	943,332
Mexico: 0.13%
Mexico	8.50	2-28-2030	MXN	17,915,000	1,037,338
South Africa: 0.12%
Republic of South Africa	8.00	1-31-2030	ZAR	14,750,000	914,691
Spain: 0.25%
Spain	2.60	5-31-2031	EUR	1,700,000	1,962,387
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 9

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
United Kingdom: 0.32%
U.K. Gilts	4.13%	3-7-2031	GBP	445,000	$593,682
U.K. Gilts	4.38	3-7-2028	GBP	340,000	459,148
U.K. Gilts	4.38	3-7-2030	GBP	1,035,000	1,398,050
					2,450,880
Total foreign government bonds (Cost $19,245,650)					19,330,201

	Shares
Investment companies: 0.29%
Exchange-traded funds: 0.29%
iShares 0-5 Year High Yield Corporate Bond ETF	52,831	2,250,072
Total investment companies (Cost $2,170,203)		2,250,072

			Principal
Municipal obligations: 0.05%
Indiana: 0.05%
Education revenue: 0.05%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	4.59	2-25-2044	$377,683	376,388
Total municipal obligations (Cost $374,690)				376,388
Non-agency mortgage-backed securities: 9.22%
A&D Mortgage Trust Series 2024-NQM3 Class A1144A±±	6.45	7-25-2069	2,097,988	2,116,628
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	1,930,942	1,938,482
A&D Mortgage Trust Series 2025-NQM3 Class A1144A±±	5.37	8-25-2070	2,733,448	2,731,862
A&D Mortgage Trust Series 2026-NQM1 Class A1144A±±	4.91	2-25-2071	741,495	734,340
A&D Mortgage Trust Series 2026-NQM4 Class A1144A±±	5.57	6-25-2071	3,000,000	3,009,060
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	2,231,946	1,955,008
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	109,170	106,616
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	514,883	497,951
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	2,010,147	2,011,927
BAHA Trust Series 2024-MAR Class B144A±±	6.84	12-10-2041	3,500,000	3,610,363
BHMS Commercial Mortgage Trust Series 2025-ATLS Class B (U.S. SOFR 1 Month+2.55%)144A±	6.18	8-15-2042	675,000	675,844
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	1,341,592	1,328,956
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.27	2-15-2041	3,010,000	2,991,193
BX Trust Series 2025-DELC Class C (U.S. SOFR 1 Month+2.20%)144A±	5.83	12-15-2042	1,890,000	1,897,082
BX Trust Series 2025-VLT6 Class B (U.S. SOFR 1 Month+1.89%)144A±	5.52	3-15-2042	2,995,000	2,980,025
BX Trust Series 2025-VOLT Class B (U.S. SOFR 1 Month+2.10%)144A±	5.73	12-15-2044	1,655,000	1,656,034
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	5.68	6-19-2031	30,646	30,399
COMM Mortgage Trust Series 2014-CR14 Class B±±	3.19	2-10-2047	230,580	227,398
See accompanying notes to portfolio of investments
10 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51%	2-25-2050	$332,392	$317,719
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	842,847	707,522
Finance of America Structured Securities Trust Series 2024-S2 Class A1144A±±	3.50	4-25-2074	2,204,527	2,174,131
Finance of America Structured Securities Trust Series 2025-S1 Class A1144A	3.50	2-25-2075	2,306,621	2,244,502
GCAT Trust Series 2021-NQM1 Class A1144A±±	0.87	1-25-2066	710,228	628,870
GS Mortgage Securities Corp. Trust Series 2018-LUAU Class A (U.S. SOFR 1 Month+1.30%)144A±	4.92	11-15-2032	1,576,513	1,562,719
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.21	8-25-2054	1,594,514	1,599,016
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	79,136	77,981
HAVN Trust Series 2025-MOB Class A (U.S. SOFR 1 Month+1.70%)144A±	5.33	10-15-2035	1,005,000	1,001,859
Hudson’s Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	1,513,631	1,446,537
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	1,844,800	1,583,796
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.41	5-25-2067	4,005,000	3,600,125
JPMorgan Mortgage Trust Series 2020-2 Class A7144A±±	3.50	7-25-2050	731,147	655,322
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	1,273,939	1,271,170
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	5.88	10-25-2032	612	609
Merrill Lynch Golden National MTGE Asset Backed Certificates Series 1998-GN1 Class M2	8.02	2-25-2027	34,322	34,213
MFA Trust Series 2020-NQM1 Class A2144A±±	2.79	8-25-2049	158,008	154,568
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	379,919	358,687
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	2,530,000	2,382,053
New Residential Mortgage Loan Trust Series 2018-5A Class A1A144A±±	4.25	12-25-2057	905,102	883,208
New Residential Mortgage Loan Trust Series 2019-6A Class A1B144A±±	3.50	9-25-2059	637,186	597,122
NYMT Loan Trust Series 2022-CP1 Class A1144A	2.04	7-25-2061	1,434,790	1,347,682
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	4.69	1-15-2036	1,887,817	1,833,542
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	489,835	490,789
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	71,933	70,068
Saluda Grade Alternative Mortgage Trust Series 2024-CES1 Class A1144A±±	6.31	3-25-2054	1,402,392	1,416,681
SDAL Trust Series 2025-DAL Class B (U.S. SOFR 1 Month+2.94%)144A±	6.57	4-15-2042	1,650,000	1,652,060
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	5.58	10-15-2041	3,370,000	3,372,103
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	827,690	797,053
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 11

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	5.72%	2-15-2042	$2,100,000	$2,084,250
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	112,992	111,234
Towd Point Mortgage Trust Series 2019-4 Class A1144A±±	2.90	10-25-2059	566,279	543,065
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	2,811,296	2,540,542
Verus Securitization Trust Series 2021-8 Class A2144A±±	2.29	11-25-2066	1,369,589	1,218,103
Verus Securitization Trust Series 2021-R1 Class A2144A±±	1.06	10-25-2063	25,297	24,602
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	346,079	333,798
Wilshire Funding Corp. Series 1996-3 Class M2±±	8.55	8-25-2032	1,767	1,779
Wilshire Funding Corp. Series 1996-3 Class M3±±	8.55	8-25-2032	49,034	46,707
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	5.86	12-28-2037	1,176	1,170
Total non-agency mortgage-backed securities (Cost $73,548,488)				71,666,125
U.S. Treasury securities: 13.62%
U.S. Treasury Notes	3.50	1-31-2028	16,000,000	15,872,500
U.S. Treasury Notes	3.50	2-15-2029	24,040,000	23,703,815
U.S. Treasury Notes	3.50	3-15-2029	6,105,000	6,017,718
U.S. Treasury Notes	3.63	8-31-2027	31,288,000	31,165,781
U.S. Treasury Notes	3.75	8-15-2027	21,480,000	21,431,334
U.S. Treasury Notes	3.88	7-31-2027	155,000	154,885
U.S. Treasury Notes	3.88	5-15-2029	3,245,000	3,229,536
U.S. Treasury Notes	4.13	5-31-2031	4,218,000	4,215,364
Total U.S. Treasury securities (Cost $106,457,490)				105,790,933
Yankee corporate bonds and notes: 11.29%
Communications: 1.19%
Media: 0.44%
Videotron Ltd.144A	3.63	6-15-2029	3,515,000	3,406,360
Telecommunications: 0.75%
NTT Finance Corp.144A	4.57	7-16-2027	3,880,000	3,887,781
Softbank Corp.144A	4.70	7-9-2030	2,000,000	1,980,565
				5,868,346
Consumer, cyclical: 0.72%
Apparel: 0.14%
Gildan Activewear, Inc.144A	4.70	10-7-2030	1,085,000	1,072,781
Auto manufacturers: 0.27%
Nissan Motor Co. Ltd.144A	4.35	9-17-2027	2,100,000	2,071,040
Leisure time: 0.31%
Carnival Corp. Ltd.144A	7.00	8-15-2029	2,365,000	2,454,314
Consumer, non-cyclical: 0.69%
Household products/wares: 0.43%
Reckitt Benckiser Treasury Services PLC144A	3.00	6-26-2027	3,430,000	3,385,250
See accompanying notes to portfolio of investments
12 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 0.26%
Teva Pharmaceutical Finance Netherlands III BV	3.15%	10-1-2026	$2,000,000	$1,989,780
Financial: 7.49%
Banks: 5.84%
Banco Santander SA	4.55	11-6-2030	3,600,000	3,544,751
Bank of Montreal Series J (U.S. SOFR+0.96%)±%%	4.88	6-2-2032	2,100,000	2,102,342
Banque Federative du Credit Mutuel SA144A	4.59	10-16-2028	1,500,000	1,499,733
Barclays PLC (U.S. SOFR+0.96%)±	5.09	2-25-2029	3,745,000	3,774,188
Canadian Imperial Bank of Commerce (U.S. SOFR+0.79%)±	4.28	1-29-2030	1,520,000	1,506,285
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	3,000,000	3,032,728
Danske Bank AS (1 Year Treasury Constant Maturity+0.75%)144A±	4.66	3-27-2029	3,000,000	3,000,581
DNB Bank ASA (U.S. SOFR+1.05%)144A±	4.85	11-5-2030	3,000,000	3,022,040
Federation des Caisses Desjardins du Quebec144A	5.02	5-27-2031	1,800,000	1,816,485
HSBC Holdings PLC (U.S. SOFR+0.94%)±	4.71	5-12-2030	2,800,000	2,794,176
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+0.60%)±	4.24	2-10-2030	2,200,000	2,175,795
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.78%)±	4.59	4-18-2030	2,000,000	1,996,391
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.17%)±	5.16	4-24-2031	1,500,000	1,521,627
NatWest Group PLC (1 Year Treasury Constant Maturity+1.10%)±	5.58	3-1-2028	3,200,000	3,226,759
Sumitomo Mitsui Financial Group, Inc.	5.24	4-15-2030	3,000,000	3,056,902
Swedbank AB144A	5.08	5-21-2030	3,550,000	3,603,917
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	2,000,000	1,988,222
UBS Group AG (U.S. SOFR+3.73%)144A±	4.19	4-1-2031	1,785,000	1,743,257
				45,406,179
Diversified financial services: 0.90%
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	2,500,000	2,509,960
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	1,000,000	1,025,456
Brookfield Asset Management Ltd.	4.65	11-15-2030	3,500,000	3,468,324
				7,003,740
Insurance: 0.40%
RenaissanceRe Holdings Ltd.	3.60	4-15-2029	3,175,000	3,087,661
Real estate: 0.35%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	2,687,000	2,676,888
Government securities: 0.39%
Multi-national: 0.39%
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	3,000,000	2,983,224
Industrial: 0.36%
Electronics: 0.23%
Flex Ltd.	4.88	6-15-2029	1,790,000	1,795,695
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 13

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trucking & leasing: 0.13%
SMBC Aviation Capital Finance DAC144A	5.45%	5-3-2028	$1,005,000	$1,018,482
Utilities: 0.45%
Electric: 0.45%
Comision Federal de Electricidad144A	5.70	1-24-2030	1,500,000	1,508,040
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	2,000,000	2,000,454
				3,508,494
Total yankee corporate bonds and notes (Cost $87,365,147)				87,728,234
Yankee government bonds: 1.40%
Chile: 0.13%
Republic of Chile	4.35	4-13-2031	1,025,000	1,008,651
Israel: 0.48%
Israel	4.50	1-13-2031	1,800,000	1,766,072
Israel	5.38	2-19-2030	1,910,000	1,944,902
				3,710,974
Mexico: 0.35%
Mexico	4.75	3-22-2031	2,800,000	2,727,200
Peru: 0.13%
Corporacio Financiera de Desarrollo SA144A	5.50	5-6-2030	1,000,000	1,014,190
Saudi Arabia: 0.31%
Saudi Arabia144A	4.13	1-12-2029	2,450,000	2,421,286
Total yankee government bonds (Cost $10,947,362)				10,882,301

	Yield	Shares
Short-term investments: 4.87%
Investment companies: 2.94%
Allspring Government Money Market Fund Select Class♠∞##	3.56	22,867,315	22,867,315

				Principal
U.S. Treasury securities: 1.93%
U.S. Treasury Bills☼		3.33	6-16-2026	$15,000,000	14,977,277
Total short-term investments (Cost $37,845,132)					37,844,592
Total investments in securities (Cost $778,876,300)	100.09%				777,568,730
Other assets and liabilities, net	(0.09)				(667,371)
Total net assets	100.00%				$776,901,359

See accompanying notes to portfolio of investments
14 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2026 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLP	Chile peso
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
MXN	Mexican peso
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$17,743,160	$361,195,726	$(356,071,571)	$0	$0	$22,867,315	22,867,315	$659,077
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	2,173,551	COP	8,098,000,000	Morgan Stanley, Inc.	6-9-2026	$0	$(18,940)
USD	13,963,946	EUR	11,850,000	Bank of New York Mellon Corp.	6-11-2026	136,457	0
USD	152,227	EUR	131,000	Bank of New York Mellon Corp.	6-11-2026	0	(633)
USD	454,072	EUR	390,000	Bank of New York Mellon Corp.	6-11-2026	0	(1,010)
USD	930,372	SEK	8,720,000	Bank of New York Mellon Corp.	6-18-2026	0	(14,842)
SEK	4,500,000	USD	486,447	Bank of New York Mellon Corp.	6-18-2026	1,335	0
SEK	4,220,000	USD	456,220	Bank of New York Mellon Corp.	6-18-2026	1,212	0
USD	924,714	ZAR	15,210,000	Morgan Stanley, Inc.	6-18-2026	0	(12,073)
USD	960,137	CZK	20,420,000	Goldman Sachs International	6-30-2026	0	(20,904)
USD	1,826,727	MXN	33,251,000	Bank of New York Mellon Corp.	6-30-2026	0	(86,640)
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 15

Portfolio of investments—May 31, 2026 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
MXN	14,400,000	USD	830,543	State Street Bank & Trust Co.	6-30-2026	$0	$(1,922)
USD	440,708	CLP	392,750,000	State Street Bank & Trust Co.	7-13-2026	0	(686)
USD	2,606,980	AUD	3,600,000	Morgan Stanley, Inc.	7-20-2026	21,940	0
AUD	102,000	USD	72,403	Bank of New York Mellon Corp.	7-20-2026	840	0
USD	1,493,232	BRL	7,535,000	State Street Bank & Trust Co.	8-7-2026	22,814	0
USD	2,276,817	GBP	1,685,000	Bank of New York Mellon Corp.	8-18-2026	8,018	0
USD	462,940	GBP	345,000	Bank of New York Mellon Corp.	8-18-2026	0	(1,592)
						$192,616	$(159,242)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	1,161	9-30-2026	$239,576,625	$239,819,062	$242,437	$0
Short
2-Year Euro SCHATZ	(48)	9-8-2026	(5,924,392)	(5,931,843)	0	(7,451)
10-Year U.S. Treasury Notes	(106)	9-21-2026	(11,613,454)	(11,641,781)	0	(28,327)
5-Year U.S. Treasury Notes	(981)	9-30-2026	(104,988,422)	(105,173,930)	0	(185,508)
					$242,437	$(221,286)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 46	5.00%	Quarterly	6-20-2031	USD	1,747,350	$162,542	$106,810	$55,732	$0
See accompanying notes to portfolio of investments
16 | Allspring Short-Term Bond Plus Fund

Notes to portfolio of investments—May 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in
Allspring Short-Term Bond Plus Fund | 17

Notes to portfolio of investments—May 31, 2026 (unaudited)
interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
18 | Allspring Short-Term Bond Plus Fund

Notes to portfolio of investments—May 31, 2026 (unaudited)
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$88,423,040	$0	$88,423,040
Asset-backed securities	0	95,861,592	0	95,861,592
Corporate bonds and notes	0	251,784,191	0	251,784,191
Foreign corporate bonds and notes	0	5,631,061	0	5,631,061
Foreign government bonds	0	19,330,201	0	19,330,201
Investment companies	2,250,072	0	0	2,250,072
Municipal obligations	0	376,388	0	376,388
Non-agency mortgage-backed securities	0	71,666,125	0	71,666,125
U.S. Treasury securities	105,790,933	0	0	105,790,933
Yankee corporate bonds and notes	0	87,728,234	0	87,728,234
Yankee government bonds	0	10,882,301	0	10,882,301
Short-term investments
Investment companies	22,867,315	0	0	22,867,315
U.S. Treasury securities	14,977,277	0	0	14,977,277
	145,885,597	631,683,133	0	777,568,730
Forward foreign currency contracts	0	192,616	0	192,616
Futures contracts	242,437	0	0	242,437
Swap contracts	0	55,732	0	55,732
Total assets	$146,128,034	$631,931,481	$0	$778,059,515
Liabilities
Forward foreign currency contracts	$0	$159,242	$0	$159,242
Futures contracts	221,286	0	0	221,286
Total liabilities	$221,286	$159,242	$0	$380,528
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of May 31, 2026, $1,990,000 was segregated as cash collateral for these open futures contracts and $125,056 was segregated as cash collateral for swap contracts. The Fund also had $2,397 segregated as cash collateral for open forward foreign currency contracts.
At May 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Short-Term Bond Plus Fund | 19